Fees Summary	Sep. 15, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 663,000.00
Previously Paid Amount	0.00
Total Fee Amount	91.56
Total Offset Amount	0.00
Net Fee	91.56
Narrative - Max Aggregate Offering Price	$ 663,000.00
Final Prospectus	true